Restructuring Charges	12 Months Ended
Jun. 30, 2019
Restructuring and Related Activities [Abstract]
Restructuring Charges	Restructuring Charges

Restructuring costs include one-time employee termination benefits, acceleration of share-based compensation, write-off of assets and other related costs including third-party professional and outplacement services. The restructuring charges included in our consolidated statement of operations for the years ended June 30, 2019, 2018 and 2017 were $12,054, $15,236 and $26,700, respectively.

During the year ended June 30, 2019, we recognized restructuring charges of $12,054, primarily related to a restructuring action within our Vistaprint business, resulting in $8,467 of charges. The Vistaprint action included changes to the leadership team, as well as other reductions in headcount and associated costs. We also incurred individually immaterial restructuring charges in The Print Group and All Other Businesses reportable segments, and Central and Corporate cost center of $2,223, $1,197, and $167 respectively. We expect some of these restructuring actions to result in additional charges during fiscal 2020, due to the use of estimates in recognizing the expense.

During the year ended June 30, 2018, we recognized restructuring charges of $15,236, which included $12,112 related to our Vistaprint reorganization for reductions in headcount and other operating costs. These changes simplified operations and more closely aligned functions to increase the speed of execution. We also recognized $2,249 of restructuring charges within the central and corporate group, as well as $819 of expense for an initiative within our All Other Businesses reportable segment. During the year ended June 30, 2018, we recognized changes in estimates of $56 from our January 2017 restructuring initiative.

During the year ended June 30, 2017, the Supervisory Board of Cimpress plc approved a plan to restructure the company and implement organizational changes that decentralized the company’s operations in order to improve accountability for customer satisfaction and capital returns, simplify decision-making, and improve the speed of execution. This restructuring event resulted in additional costs, within our corporate and global functions cost center of $25,584 for the year ended June 30, 2017. In addition, for the year ended June 30, 2017 we recognized $1,116 of restructuring costs within our National Pen business related to a separate initiative.

The following table summarizes the restructuring activity during the years ended June 30, 2019 and 2018:

	Severance and Related Benefits	Other Restructuring Costs	Total
Accrued restructuring liability as of June 30, 2017	$4,602	$208	$4,810
Restructuring charges	15,236	—	15,236
Cash payments	(17,136)	(206)	(17,342)
Non-cash charges (1)	(1,317)	—	(1,317)
Accrued restructuring liability as of June 30, 2018	$1,385	$2	$1,387
Restructuring charges	11,057	997	12,054
Cash payments	(5,976)	(56)	(6,032)
Non-cash charges (1)	(3,421)	(776)	(4,197)
Accrued restructuring liability as of June 30, 2019	$3,045	$167	$3,212

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(1) Non-cash charges primarily include acceleration of share-based compensation expenses.